Non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Schedule of non-controlling interests
As of December 31, 2017, the non-controlling interests consisted of the following:

	Ownership	December 31, 2017
		US$
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	10.00%	21,941
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	(15,065,986)
Zhengzhou Xinnan Real Estate Co., Ltd.	49.00%	(22,806,392)
Xinyuan Technology Service Co., Ltd.	6.00%	(1,132,730)
Xinyan Investment Management Co., Limited.	30.00%	251,835
Shanghai Hexinli Property Management Center. (Limited partnership)	21.05%	(342,579)
Zhengzhou Hangmei Technology Development Co., Ltd.	49.00%	(3,127,176)
Taicang Pengchi Real Estate Co., Limited. (Note 17(b))	83.00%	91,281
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 17(b))	80.00%	(23,932,541)
Beijing Xinju Technology Co., Ltd.	49.00%	1,601,070
Henan Renxin Real Estate Co., Ltd.	49.00%	-

Total		(64,441,277)

As of December 31, 2018, the non-controlling interests consisted of the following:

	Ownership	December 31, 2018
		US$
Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	10.00%	20,987
Shaanxi Zhongmao Economy Development Co., Ltd.	34.02%	3,264,319
Xinyuan Technology Service Co., Ltd.	6.00%	(2,116,804)
Xinyan Investment Management Co., Limited.	30.00%	436,593
Shanghai Hexinli Property Management Center. (Limited partnership)	21.05%	(326,117)
Zhengzhou Hangmei Technology Development Co., Ltd.	49.00%	(2,510,161)
Taicang Pengchi Real Estate Co., Limited. (Note 17(b))	83.00%	(25,096,542)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. (Note 17(b))	80.00%	(27,912,339)
Henan Renxin Real Estate Co., Ltd.	49.00%	-
Suzhou Yefang Real Estate Co., Limited.	79.99%	(11,652,185)
Suzhou Yuxi Real Estate Co., Limited.	79.99%	703,618
Qingdao Xinyuan Jinguang Property Management Development Co., Ltd.	40.00%	(229,525)
Hunan Huaiwei Business Management Co., Ltd.	49.00%	(4,113)
Zhongyuan Real Estate Co., Ltd.	49.00%	156,859
Xi’an Jinbian Shunsheng Real Estate Co., Ltd.	30.00%	1,961
Xi’an Yinghe Huihuang Commercial Management Operation Co., Ltd.	49.00%	(11,219)

Total		(65,274,668)